STOCKHOLDERS' EQUITY - Schedule of Stock Option Activity (Details) (Stock Options, USD $)	0 Months Ended				6 Months Ended
	Jun. 18, 2012	Mar. 06, 2012	Feb. 09, 2012	Jul. 22, 2011	Jun. 30, 2012
Stock Options
Balance at December 31, 2011					3,548,000
Granted	2,700,000	1,100,000	10,000,000	2,248,000	31,800,000
Exercised
Forfeited					(500,000)
Cancelled
Balance outstanding at June 30, 2012					34,848,000
Exercisable at June 30, 2012					31,395,467
Options expected to vest					3,452,533
Balance at December 31, 2011					$ 1.11
Granted					$ 0.39
Exercised
Forfeited					$ 0.81
Cancelled
Balance outstanding at June 30, 2012					$ 0.46
Exercisable at June 30, 2012					$ 0.46
Weighted average fair value of options granted during the period	$ 0.28	$ 0.41	$ 0.45	$ 1.11	$ 0.36
Balance at December 31, 2011					8 years 5 months 12 days
Granted					10 years
Forfeited					8 years 7 months 3 days
Balance outstanding at June 30, 2012					9 years 7 months 6 days